Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The table below presents information on the compensation of our principal executive officer (“PEO”) and our other NEO in comparison to certain performance metrics for 2022 and 2021. The metrics are not those that the compensation committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Per SEC rules, CAP is calculated by adjusting the Summary Compensation Table total values for the applicable year as described in the footnotes to the table below:

Year	Summary Compensation Table Total for PEO (1), (2)	Compensation Actually Paid to PEO (3)	Summary Compensation Table Total for non-PEO NEO (1), (2)	Compensation Actually Paid to non-PEO NEO (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Returns (5)	Company Net Loss for the Year (6)
2022	$943,420	$(1,528,209)	$405,095	$(347,339)	$99.90	$(16,273,000)
2021	4,114,481	4,538,149	1,376,438	1,517,151	105.73	(10,744,000)

(1)
In both 2022 and 2021, Michael Z. Jacoby, our Chief Executive Officer, was the Principal Executive Officer (“PEO”), and the only non-PEO NEO was Alexander Topchy, our Chief Financial Officer and Secretary.
(2)
Reported pay based on total compensation reported in the Summary Compensation Table. Reported pay for 2022 and 2021 includes the grant date fair value of awards of restricted shares of common stock and RSUs, as computed under Accounting Standards Codification Topic 718.
(3)
Represents the amount of “compensation actually paid” to the PEO, as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	2022	2021
Summary Compensation Table	$943,420	$4,114,481
Less: Value of stock awards reported in summary compensation table	(119,999)	(3,307,559)
Less: Value of non-equity incentive plan reported in summary compensation table	(395,000)	(377,204)
Plus: Year-end fair value of outstanding and unvested equity awards granted in the year	78,545	117,734
Plus: Year-over-year change in fair value of outstanding and unvested equity awards granted in prior periods	(2,016,861)	3,990,698
Plus: Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(18,314)	—
Compensation Actually Paid to PEO	$(1,528,209)	$4,538,149

(4)
Represents the amount of “compensation actually paid” to the NEO, as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	2022	2021
Summary Compensation Table	$405,095	$1,376,438
Less: Value of stock awards reported in summary compensation table	(40,000)	(1,020,349)
Less: Value of non-equity incentive plan reported in summary compensation table	(111,000)	(106,089)
Plus: Year-end fair value of outstanding and unvested equity awards granted in the year	26,182	39,245
Plus: Year-over-year change in fair value of outstanding and unvested equity awards granted in prior periods	(621,511)	1,227,906
Plus: Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(6,105)	—
Compensation Actually Paid to Non-PEO NEO's	$(347,339)	$1,517,151

(5)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period assuming dividend reinvestment (the Company has not declared a dividend during the prior two fiscal years), and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
(6)
Represents the amount of net loss as reported in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
In both 2022 and 2021, Michael Z. Jacoby, our Chief Executive Officer, was the Principal Executive Officer (“PEO”), and the only non-PEO NEO was Alexander Topchy, our Chief Financial Officer and Secretary.

PEO Total Compensation Amount	$ 943,420	$ 4,114,481
PEO Actually Paid Compensation Amount	$ (1,528,209)	4,538,149
Adjustment To PEO Compensation, Footnote	the following adjustments were made to total compensation to determine the compensation actually paid:

	2022	2021
Summary Compensation Table	$943,420	$4,114,481
Less: Value of stock awards reported in summary compensation table	(119,999)	(3,307,559)
Less: Value of non-equity incentive plan reported in summary compensation table	(395,000)	(377,204)
Plus: Year-end fair value of outstanding and unvested equity awards granted in the year	78,545	117,734
Plus: Year-over-year change in fair value of outstanding and unvested equity awards granted in prior periods	(2,016,861)	3,990,698
Plus: Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(18,314)	—
Compensation Actually Paid to PEO	$(1,528,209)	$4,538,149

Non-PEO NEO Average Total Compensation Amount	$ 405,095	1,376,438
Non-PEO NEO Average Compensation Actually Paid Amount	$ (347,339)	1,517,151
Adjustment to Non-PEO NEO Compensation Footnote	the following adjustments were made to total compensation to determine the compensation actually paid:

	2022	2021
Summary Compensation Table	$405,095	$1,376,438
Less: Value of stock awards reported in summary compensation table	(40,000)	(1,020,349)
Less: Value of non-equity incentive plan reported in summary compensation table	(111,000)	(106,089)
Plus: Year-end fair value of outstanding and unvested equity awards granted in the year	26,182	39,245
Plus: Year-over-year change in fair value of outstanding and unvested equity awards granted in prior periods	(621,511)	1,227,906
Plus: Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(6,105)	—
Compensation Actually Paid to Non-PEO NEO's	$(347,339)	$1,517,151

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP and Financial Measures

In accordance with Item 402(v) of Regulation S-K, we are providing the following description of the relationships between information presented in the Pay Versus Performance table on CAP and each of TSR and net loss. The compensation actually paid to our PEO and NEO during the periods presented are positively correlated.

As illustrated in the above table, for 2022, the Summary Compensation Table totals for our PEO and non-PEO NEO were $943,420 and $405,095, respectively, whereas the amounts actually paid to our PEO and non-PEO NEO based on CAP were $(1,528,209) and $(347,339), respectively. Our TSR and our PEO's and non-PEO NEO's CAP declined primarily due to a decrease in stock price in 2022 compared to 2021, which impacted the fair value of the unvested restricted stock and RSUs.

For 2021, the Summary Compensation Table totals for our PEO and non-PEO NEO were $4,114,481 and $1,376,438, respectively, whereas the amounts actually paid to our PEO and non-PEO NEO based on CAP were $4,538,149 and $1,517,151, respectively. During such period, the TSR of our common stock was $105.73, which reflected an increase of 5.7%.

In 2022, our net loss increased 51% compared to 2021 primarily due to (i) an increase in interest expense related to debt that was assumed or originated in connection with six properties that were acquired during 2022 and 2021 and additional net borrowings, (ii) a decrease in gain on extinguishment of debt and (iii) a net decrease in operating loss.

We generally do not utilize TSR and net loss in our executive compensation program.

Total Shareholder Return Amount	$ 99.9	105.73
Net Income (Loss)	$ (16,273,000)	(10,744,000)
PEO Name	Michael Z. Jacoby
PEO | Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (119,999)	(3,307,559)
PEO | Value of non-equity incentive plan reported in summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,000)	(377,204)
PEO | Year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,545	117,734
PEO | Year-over-year change in fair value of outstanding and unvested equity awards granted in prior periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,016,861)	3,990,698
PEO | Year-over-year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,314)	0
Non-PEO NEO | Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,000)	(1,020,349)
Non-PEO NEO | Value of non-equity incentive plan reported in summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,000)	(106,089)
Non-PEO NEO | Year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,182	39,245
Non-PEO NEO | Year-over-year change in fair value of outstanding and unvested equity awards granted in prior periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(621,511)	1,227,906
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,105)	$ 0